Annual Total Returns- Vanguard Intermediate-Term Tax-Exempt Fund (Retail) [BarChart] - Retail - Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.62%	5.70%	(1.56%)	7.25%	2.86%	0.08%	4.53%	1.25%	6.78%	5.13%